Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of cash flow hedging instruments [member]
Summary of shareholders equity [line items]
Beginning balance	R$ (243,336)	R$ (27,364)	R$ (26,883)
Changes in fair value of financial instruments	(76,479)	(326,030)	(2,550)
Income and social contribution taxes on fair value	23,683	110,058	2,069
Actuarial losses of post-employment benefits	0
Income and social contribution taxes on actuarial losses	0
Ending balance	(296,132)	(243,336)	(27,364)
Fair value of financial instruments [member]
Summary of shareholders equity [line items]
Beginning balance	(273)
Changes in fair value of financial instruments	478	(273)
Income and social contribution taxes on fair value	0
Actuarial losses of post-employment benefits	0
Income and social contribution taxes on actuarial losses	0
Ending balance	205	(273)
Actuarial gains (losses) of post-employment benefits [member]
Summary of shareholders equity [line items]
Beginning balance	(17,749)	(15,181)	2,896
Changes in fair value of financial instruments	0
Income and social contribution taxes on fair value	0
Actuarial losses of post-employment benefits	(41,794)	(2,810)	(27,658)
Income and social contribution taxes on actuarial losses	11,784	242	9,581
Ending balance	(47,759)	(17,749)	(15,181)
Non-controlling shareholders interest change [member]
Summary of shareholders equity [line items]
Beginning balance	197,369	197,369
Changes in fair value of financial instruments	0
Income and social contribution taxes on fair value	0
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest			197,369
Actuarial losses of post-employment benefits	0
Income and social contribution taxes on actuarial losses	0
Ending balance	197,369	197,369	197,369
Total [member]
Summary of shareholders equity [line items]
Beginning balance	(63,989)	154,824	(23,987)
Changes in fair value of financial instruments	(76,001)	(326,303)	(2,550)
Income and social contribution taxes on fair value	23,683	110,058	2,069
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest			197,369
Actuarial losses of post-employment benefits	(41,794)	(2,810)	(27,658)
Income and social contribution taxes on actuarial losses	11,784	242	9,581
Ending balance	R$ (146,317)	R$ (63,989)	R$ 154,824